Convertible Advance Investment	12 Months Ended
Dec. 31, 2022
Convertible Advance Investment [Abstract]
CONVERTIBLE ADVANCE INVESTMENT

NOTE 9 — CONVERTIBLE ADVANCE INVESTMENT

On August 25, 2021 and August 6, 2019, the Company entered into separate Advance Investment Agreements (the “AIA”) with several current shareholders (the “2021 AIA Investors”, “2019 AIA Investors” and together the “AIA Investors”) under which the Company raised an amount of $560 and $3,097, respectively, (together the “AIA Investment Amounts”) which is not interest bearing but is eligible for conversion into shares of the Company, based on the following terms:

1.      In the event of a consummation by the Company of a transaction or series of related transactions in which the Company issues preferred shares for an aggregate investment of at least $10,000 (including the AIA Investment Amounts and any additional amount provided to the Company under any additional AIA Agreement(s)) (the “AIA Qualifying Financing”), the AIA Investment Amounts shall automatically be converted immediately prior to the consummation of such Qualified Financing into such number of preferred shares (or a sub-class thereof) issued in such Qualified Financing (the “Next Round Shares”), as is obtained by dividing the AIA Investment Amounts by a price per share which shall reflect a 20% discount off the lowest price per share paid in the AIA Qualified Financing.

2.      In the event of a consummation by the Company of a transaction or series of related transactions in which the Company issues preferred shares in consideration for an aggregate investment of less than $10,000 (including the AIA Investment Amounts and any additional amount provided to the Company under any additional AIA Agreement(s)), or which for any other reason would not be deemed as a AIA Qualified Financing (the “AIA Non-Qualified Financing”), then each time when the Company consummates such Non-Qualified Financing, the AIA Investors shall have the right (but not the obligation) to elect to be converted immediately prior to the consummation of such Non-Qualified Financing the AIA Investment Amounts into the shares and/or securities issued and sold at the closing of such Non-Qualified Financing in accordance with 20% discount off the price per share paid in the Non-Qualified Financing.

3.      In the event that the Company has not consummated a AIA Qualified Financing or an Exit Event (as defined below) and the AIA Investment Amounts or any portion thereof has not been converted in accordance with the terms of the AIA Agreements by August 26, 2022, then, the 2021 AIA Investors shall have the right (but not the obligation) to elect, by delivery of written notice to the Company no later than 30 days from the receipt of a written notice from the Company, to convert their AIA Investment Amount into such number of shares of the Company of the most senior class then outstanding (the “Most Senior Shares”), equal to the quotient received by dividing their AIA Investment Amount by a price per share reflecting a pre-money valuation of the Company (determined on a fully diluted basis as of the date of the conversion) of $62,500 (“AIA Target Valuation”).

4.      In the event of the consummation of an Acquisition or an Asset Transfer (as defined in the Company’s Articles of Association), each, an “Exit Event”, then immediately prior to the closing of such Acquisition or Asset Transfer, the AIA Investors shall either elect, at its discretion, to (i) convert the AIA Investment Amounts into such number of Most Senior Shares, as is obtained by dividing the AIA Investment Amounts by the quotient obtained by dividing (A) the AIA Target Valuation by (B) the issued and outstanding share capital of the Company, on a fully diluted basis, as of immediately prior to the closing of the Acquisition or Asset Transfer, as applicable, excluding any shares to be issued under the AIA Agreement); or (ii) receive, prior and in preference to payment in respect of other Company securities, a redemption payment equal to 200% of the AIA Investment Amounts.

5.      In connection with the effectiveness of the Company’s initial public offering of its Ordinary Shares on the Nasdaq (see Note 17), the AIA Investment Amounts automatically converted into Ordinary Shares at a conversion price equal to 80% of the initial public offering price of $4.00.

In addition to the mechanism for the repayment of the investment through shares, subject to the scenarios set out above, the AIA Agreements provide that upon the occurrence of certain bankruptcy related events, the Company will be required to pay the AIA Investors in cash the amount of their original investment.

Moreover, upon entry into the AIA, the Company entered into a subordination agreement under which the AIA Investors agreed that all of the Company’s indebtedness and obligations to the AIA Investors pursuant to the AIA is subordinated to all of the Company’s indebtedness and obligations to SVB under the Loan Agreement. See also Note 6A.

As described in Note 2V, based on the characteristics of the convertible advance investments (and its embedded derivatives), the Company elected to measure this liability in its entirety, at its fair value (the “Fair Value Option”) in accordance with ASC 825-10, “Financial Instruments” due to the existence of a certain redemption option and the potential requirement to recognize contingent BCF. Measurement of the fair value of the convertible advance investments was classified as level 3 of the fair value hierarchy, using the scenario method.

The following tabular presentation reflects the reconciliation of the carrying amount of the convertible advance investment during the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
	2022	2021	2020
Opening balance	$4,770	$3,922	$3,486
Net consideration received	—	560	—
Change in the fair value of convertible advance investments (see also Note 13)	70	288	436
Closing balance	$4,840	$4,770	$3,922